Contract Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Contract Liabilities [Abstract]
Contract liabilities

22. Contract liabilities

The balance represented the receipts in advance from customers.

	December 31, 2020	December 31, 2019	January 1, 2019
	RMB’000	RMB’000	RMB’000
Deferred revenue
Subscriptions and licensing	13,827	13,294	15,296
Smart music education	11,074	3,191	142
Total contract liabilities	24,901	16,485	15,438
Current	24,314	16,049	14,341
Non-current	587	436	1,097

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	13,874	12,395	10,329

Contract liabilities include deferred revenue relating to the subscription and licensing of music content and music education products and services.

The increase in contract liabilities in 2020 and 2019 was mainly due to the increase in amounts received in relation to the smart music education business at the end of the year.